Document And Entity Information	Oct. 01, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 01, 2026
Entity Registrant Name	Cardinal Infrastructure Group Inc.
Entity Central Index Key	0002079999
Entity Emerging Growth Company	true
Entity File Number	001-43004
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	39-3180206
Entity Address, Address Line One	100 E. Six Forks Road, #300
Entity Address, City or Town	Raleigh
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27609
City Area Code	919
Local Phone Number	324-1964
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	true
Title of 12(b) Security	Class A Common Stock, $0.0001 Par Value
Trading Symbol	CDNL
Security Exchange Name	NASDAQ